JOHN HANCOCK FINANCIAL SERVICES                           (JOHN HANCOCK(R) LOGO)
U.S. Wealth Management Law Department                       the future is yours
601 Congress Street
Boston, MA 02210-2805
(617) 663-3192
Fax: (617) 663-2197
E-Mail: tloftus@jhancock.com

January 16, 2009

Alison T. White, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549-4644

     Re: 1.   John Hancock Variable         JHLICO Declaration Contracts
              Annuity Account H
              Registration Statement on
              Form N-4 (File No.
              333-08345) 485(a)
              Post-Effective Amendment
              No. 11

         2.   John Hancock Variable         JHLICO Revolution Access Contracts
              Annuity Account H
              Registration Statement on
              Form N-4 (File No.
              333-84771) 485(a)
              Post-Effective Amendment
              No. 6

         3.   John Hancock Variable         JHLICO Revolution Extra Contracts
              Annuity Account H             JHLICO Revolution Extra II Contracts
              Registration Statement on
              Form N-4 (File No.
              333-84783) 485(a)
              Post-Effective Amendment
              No. 8

         4.   John Hancock Variable         JHLICO Patriot Contracts
              Annuity Account V
              Registration Statement on
              Form N-4 (File No.
              333-64153) 485(a)
              Post-Effective Amendment
              No. 7

         5.   John Hancock Variable         JHVLICO MarketPlace Contracts
              Annuity Account I
              Registration Statement on
              Form N-4 (File No.
              333-16949) Post-Effective
              Amendment No. 11

Dear Ms. White:

John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") (each, an "Issuer" and together, the "Issuers") transmit the captioned post-effective amendments to the captioned registration statements (each, a "Post-Effective Amendment" and together, the "Post-Effective Amendments") on behalf of John Hancock Variable Annuity Account H, John Hancock Variable Annuity Account V, and John Hancock Variable Annuity Account I (each, a "Registrant" and together, the "Registrants"). We have registered each Registrant on SEC Form N-4 (File No. 811-7711 for John Hancock Variable Annuity Account H, File No. 811-5140 for John Hancock Variable Annuity Account V, and File No. 811-8696 for John Hancock Variable Annuity Account I). JHLICO and JHVLICO no longer offer for sale any of the contracts offered through the captioned registration statements. In 2005, JHLICO and JHVLICO commenced treatment of these contracts in accordance with the Securities and Exchange Commission's (the "Commission's") prescribed standards in the Great-West line of no-action letters(1).

On April 18 2008, Stephen E. Roth of Sutherland Asbill & Brennan LLP sent a letter on our behalf to William J. Kotapish, Esq. of the Commission (the "Kotapish letter") indicating our plan to complete a merger of JHLICO, JHVLICO and John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA"), an affiliate of the Registrants, whereby John Hancock USA would become the Depositor and co-issuer of the post-merger interest in all of JHLICO and JHVLICO issued Contracts (the "Merger"). The Kotapish Letter contemplated informal draft submissions of several template stalking horse registration statements in summer 2008 (the "Template Filings"), to be followed by informal draft submissions of the entire block of affected registration statements in the fall (the "Fall Filings"). The Template and Fall Filings were intended to elicit Commission staff comments to the registration

----------
(1) See Great-West Life & Annuity Ins. Co (pub. avail. Oct. 23, 1990) (the "Great-West Letter"). In the Great-West Letter and others, the Commission Staff granted no-action assurance to insurers that did not file post-effective amendments and did not distribute updated prospectuses to current contract owners for certain closed blocks of business, subject to certain conditions.

                                                           Alison T. White, Esq.
                                                SEC Office of Insurance Products
                                                                January 16, 2009

                                                                     Page 2 of 4

statements so that they could be declared effective immediately upon their formal filing on the first business day after the Merger. Accordingly, I submitted five Template Filings on Form N-4 on July 7 and 16, 2008, and received your comments, respectively, on July 14 and 23, with an additional comment on October 10, 2008. On November 3, I submitted the entire block of variable annuity Fall Filings on Form N-4 and Form F-3, and received your comments on November 5, 2008. The comments have been incorporated into each of the five captioned registration statements. The decision was then made, however, to delay the Merger until sometime in 2009, as outlined to the Commission in a letter from Sutherland Asbill & Brennan LLP dated November 7, 2008.

In order to simplify the future review of the Merger by the Commission, and to build upon the informal registration statement reviews you conducted in 2008, I now am filing the captioned registration statements with the intent to "un-Great-West" them under Rule 485(a). As you and I discussed, the courtesy copies are redlined back to your latest informal review of the Great-Wested Products on November 3, 2008, while the copies filed in EDGAR are marked back to the captioned registration statements' last formal filing with the Commission in late April 2005.

What follows is a detailed list of all the changes made to the Great-Wested Products prospectuses since the latest informal review on November 3, 2008.

Update 1. Modification of Disclosure to reflect the current Depositors and the current names of the Registrants

     DESCRIPTION:

     The stalking horse submissions showed disclosure regarding the proposed Depositor (John Hancock USA) and the proposed new names of each Registrant after the Merger. Since the Merger has been postponed, disclosure in the prospectuses has reverted back to the current Depositors and the current names of the Registrants.

Update 2. Updating of dates and financial portfolio level operating expenses to reflect a May 1, 2009 prospectus date

     DESCRIPTION:

     The captioned registration statements will be updated in a subsequent filing to be made pursuant to Rule 485(b) under the Securities Act of 1933 in order to bring the financial statements up to date for the May 1, 2009 effective date.

Update 3. Inclusion of M Fund, Inc. funds to the Variable Investment Options to the JHLICO Revolution Access, Revolution Extra, and Revolution Extra II Prospectuses

     DESCRIPTION:

     The M Fund, Inc. funds were added to these contracts on May 1, 2004 pursuant to post-effective amendments filed April 27, 2004 prior to their being Great-Wested. They were inadvertently omitted from the stalking horse filings.

                                                           Alison T. White, Esq.
                                                SEC Office of Insurance Products
                                                                January 16, 2009

                                                                     Page 3 of 4

Update 4. Inclusion of non-New York contracts to the JHLICO Declaration
          Prospectus

     DESCRIPTION:

     We have conformed the fee schedules and the related examples to the last post-effective amendment filed before the JHLICO Declaration Contracts were Great-Wested by adding a column to the fee table entitled "Declaration Variable Annuity Outside New York," including examples for non-New York Contracts and adding disclosure related to non-New York JHLICO Declaration Contracts.

Update 5. Addressing of previous Commission comments on Variable Investment
          Options and Fixed Investment Options

     DESCRIPTION:

     We have revised disclosure on Variable Investment Options in "IV. Basic Information - How Will the Investments Change Over Time?" to reflect previous Staff comments that arose in review of our Venture Opportunity products. The new disclosure reads as follows:

          You may invest in any of the Variable Investment Options. Each Variable Investment Option is a Sub-Account of a Separate Account that invests in a corresponding Portfolio. The Portfolio prospectus contains a full description of a Portfolio. The amount you've invested in any Variable Investment Option will increase or decrease based upon the investment performance of the corresponding Portfolio (reduced by certain charges we deduct - see "III. Fee Tables"). Your Contract Value during the Accumulation Period and the amounts of annuity payments will depend upon the investment performance of the underlying Portfolio of the Variable Investment Option you select and/or upon the interest we credit on each Fixed Investment Option you select.

          Allocating assets only to one or a small number of the Variable Investment Options, other than to Portfolios with balanced and diversified investment strategies (see "Portfolio Investment Objectives and Strategies" on page 20, should not be considered a balanced investment strategy. In particular, allocating assets to a small number of Variable Investment Options that concentrate their investments in a particular business or market sector will increase the risk that your Contract Value will be more volatile since these Variable Investment Options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology-related business sectors, (b) small cap securities and (c) foreign securities. We do not provide advice regarding appropriate investment allocations, and you should discuss this matter with your registered representative.

     The prior disclosure read as follows:

          Prior to a Contract's Maturity Date, the amount you've invested in any Variable Investment Option will increase or decrease based upon the investment experience of the corresponding Portfolio. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Portfolio directly and reinvested all Portfolio dividends and distributions in additional shares.

          Like a regular mutual fund, each Portfolio deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the Contract. These charges reduce your investment performance and the amount we credit to your Contract in any Variable Investment Option. We describe these charges below under "What Fees and Charges will be Deducted From My Contract?".

                                                           Alison T. White, Esq.
                                                SEC Office of Insurance Products
                                                                January 16, 2009

                                                                     Page 4 of 4

     We respond to your comments made on November 5, 2008 to the stalking horse submissions for these formerly Great-West Contracts, which responses may be found in Appendix A to this letter.

Update 6. Other Revised Disclosure

     DESCRIPTION:

     We have made non-substantative revisions to disclosure in the prospectuses, which are referenced on Appendix B to this letter.

Please direct any comments and questions regarding the Registration Statement to me at (617) 663-3192 or in my absence, to Arnold R. Bergman at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities

                   APPENDIX A: RESPONSE TO COMMISSION STAFF'S
                          COMMENTS OF NOVEMBER 3, 2008

This Appendix A is in response to the comments made by you in our telephone conversation on November 5, 2008, regarding the second informal submissions of the variable annuity draft registration statements on Form N-4 on November 3, 2008 (the "stalking horse" filings). Your comments are shown in italics. In our response, we use underlines to show additions and strikethroughs to show deletions to the text of the stalking horse prospectuses.

Comment 1. Agreements filed under Part C, Item 24 (all Post-Effective
           Amendments)

     In Part C, Item 24, you have incorporated by reference to "forms of" agreements previously filed. Please file the actual agreement required by Form N-4.

     RESPONSE:

     We will file all of the actual agreements required by Form N-4 in subsequent post-effective amendments to the Post-Effective Amendments in response to this Comment.

Comment 2. Expense examples (all Post-Effective Amendments)

     The minimum and maximum expense examples include contractual waivers. Please remove the waivers and recalculate the expense examples.

     RESPONSE:

     We will follow the Commission's guidance to exclude from our fee tables and expense examples contractual fee waivers that extend less than a year from the date of the prospectus and to include in our fee tables and expense examples contractual fee waivers that extend a year or more from the date of the prospectus.

Comment 3. Information About Fixed Investment Options (all Post-Effective
           Amendments which contain non-registered MVA interests)

     In the section titled "Information About Fixed Investment Options," please delete "may" and correct the sentence to read that fixed investment options "are"[or "is"] subject to applicable federal securities laws.

     RESPONSE:

     We have revised the second paragraph under "Information About Fixed Investment Options" to read as follows:

          Because of exemptive and exclusionary provisions, interests in the Fixed Investment Options have not been registered under the Securities Act of 1933, and our non-unitized separate account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any of its assets are subject to the provision of these acts. We have been advised that the SEC staff has not reviewed the disclosure in this Prospectus relating to the Fixed Investment Options. Disclosure regarding the Fixed Investment Options is, however, subject to certain generally-applicable provisions of the Federal securities laws relating to accuracy and completeness of statements made in prospectuses.

Comment 4. Year One minimum and maximum total operating expenses (all
           Post-Effective Amendments)

     Per my comment dated September 15, 2008, please explain supplementarily how the expenses in the year one column were calculated. Please include in your explanation the actual numbers.

     RESPONSE:

     Please see our response, which is attached to this letter as Appendix A-1.

Comment 5. Year one expense examples (Declaration and Patriot, and Revolution
           Extra and Revolution Value filings)

     Please explain why the Patriot and Declaration year one expense examples are not the same. Please also explain why the Revolution Extra and Revolution Value year one expense examples are not the same.

     RESPONSE:

     The reason the Patriot and Declaration expense examples are not the same is that the contracts have different average sizes. So when we convert the contract fee to a percent of assets for purposes of the expense example calculations, we get a slightly different result. The same is true for Revolution Extra compared to Revolution Value.

Comment 6. Confusing expense examples and bracketed expense examples
           (MarketPlace filing)

     The Maximum Portfolio Level Total Operating Expenses and Minimum Portfolio Level Total Operating Expenses reflect different charges. Assuming there is no surrender charge under this contract, which means the minimum and maximum charges should be the same, please explain why they are different. Also, please explain and correct the bracketed portfolio level expense examples that appear in the Maximum Portfolio Level Total Operating Expenses and Minimum Portfolio Level Total Operating Expenses tables.

     RESPONSE:

     The Minimum Portfolio Level Total Operating Expenses and Minimum Portfolio Level Total Operating Expenses differ, because the former calculation is based upon the Variable Investment Option with the least expenses, while the latter calculation is based upon the Variable Investment Option with the most expenses. The bracketed portfolio level expenses will be completed in a subsequent post-effective amendment to be filed prior to the effective date of the prospectus.

Comment 7. Tandy Representations

     RESPONSE: The Rsegistrants hereby acknowledge that:

     - should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

     - the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

     - the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                  APPENDIX A-1

            MARKETPLACE - PERIODIC PURCHASE PAYMENT DEFERRED ANNUITY

MAXIMUM EXPENSES

The asset based charges are calculated in total as follows. The maximum fund fee is 1.12% and the contract's total Separate Account fee is 1.00%. The maximum annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The maximum MarketPlace Fee is 0.08% of average assets. The total of the three fees is 2.20% (1.12% + 1.00% + 0.08%). This is multiplied by the average first year account value and equals .0220 x (10,000.00 + 10,280.00)/2 = $223.08.

In the first year, the total maximum expenses are $223.08

MINIMUM PORTFOLIO EXPENSES - CURRENT CONTRACT EXPENSES

The asset based charges are calculated in total as follows. The minimum fund fee is 0.25% and the contract's total Separate Account fee is 1.00%. The annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The minimum MarketPlace Fee is 0.048% of average assets. The total of the three fees is 1.298% (0.25% + 1.00% + 0.048%). This is multiplied by the average first year account value and equals .01298 x (10,000.00 + 10,370.20)/2 = $32.20.

In the first year, the total expenses are $132.20

            DECLARATION - PERIODIC PURCHASE PAYMENT DEFERRED ANNUITY

MAXIMUM EXPENSES

The asset based charges are calculated in total as follows. The maximum fund fee is 1.12% and the contract's total Separate Account fee is 1.25%. The maximum annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The maximum Declaration Fee is 0.045% of average assets. There are three riders with asset based charges that may be added to the contract: Nursing Home Waiver (0.05%), Enhanced Death Benefit Rider (0.15%) and Accidental Death Benefit Rider (0.10%). The total of the Six fees is 2.715% (1.12% + 1.25% + 0.045% + 0.05% + 0.15% + 0.10%). This is multiplied by the average first year account value and equals .02715 x (10,000.00 + 10,228.50)/2 = $274.60.

The surrender charge is 6% of the Purchase Payment minus the 10% free withdrawal amount = .06 x ($10,000 - $1,000) = $540.00

In the first year, the total maximum expenses at surrender are $274.6 + $540.00 = $814.60

MINIMUM PORTFOLIO EXPENSES - CURRENT CONTRACT EXPENSES

The asset based charges are calculated in total as follows. The minimum fund fee is 0.25% and the contract's total Separate Account fee is 1.25%. The current annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The current Declaration Fee is 0.027% of average assets. The total of the three fees is 1.527% (0.25% + 1.25% + 0.027%). This is multiplied by the average first year account value and equals ..01527 x (10,000.00 + 10,347.30)/2 = $155.35.

The surrender charge is 6% of the Purchase Payment minus the 10% free withdrawal amount = .06 x ($10,000 - $1,000) = $540.00.

In the first year, the total expenses at surrender are $155.35 + $540.00 =
$695.35

              PATRIOT - PERIODIC PURCHASE PAYMENT DEFERRED ANNUITY

MAXIMUM EXPENSES

The asset based charges are calculated in total as follows. The maximum fund fee is 1.12% and the contract's total Separate Account fee is 1.25%. The maximum annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The maximum Patriot Fee is 0.0317% of average assets. There are three riders with asset based charges that may be added to the contract: Nursing Home Waiver (0.05%), Enhanced Death Benefit Rider (0.15%) and Accidental Death Benefit Rider (0.10%). The total of the Six fees is 2.7017% (1.12% + 1.25% + 0.0317% + 0.05% + 0.15% + 0.10%). This is multiplied by the average first year account value and equals .027017 x (10,000.00 + 10,229.83)/2 = $273.23.

The surrender charge is 6% of the Purchase Payment minus the 10% free withdrawal amount = .06 x ($10,000 - $1,000) = $540.00

In the first year, the total maximum expenses at surrender are $273.24 + $540.00 = $813.24

MINIMUM PORTFOLIO EXPENSES - CURRENT CONTRACT EXPENSES

The asset based charges are calculated in total as follows. The minimum fund fee is 0.25% and the contract's total Separate Account fee is 1.25%. The current annual contract fee is converted to a percentage of total assets as permitted by the SEC for purposes of this calculation. The current Patriot Fee is 0.019% of average assets. The total of the three fees is 1.519% (0.25% + 1.25% + 0.019%). This is multiplied by the average first year account value and equals .01519 x (10,000.00 + 10,348.10)/2 = $154.54.

The surrender charge is 6% of the Purchase Payment minus the 10% free withdrawal amount = .06 x ($10,000 - $1,000) = $540.00.

In the first year, the total expenses at surrender are $154.54 + $540.00 =
$694.54

                                   APPENDIX B

                                                                                   APPLICABLE TO:
                                                     --------------------------------------------------------------------------
                                                     REVOLUTION   REVOLUTION   REVOLUTION
NATURE OF REVISION                                     ACCESS       EXTRA       EXTRA II    DECLARATION   PATRIOT   MARKETPLACE
------------------                                   ----------   ----------   ----------   -----------   -------   -----------
1. revised definitions of "Owner" and "Annuitant"         X            X            X            X           X           X

2. removed references to withdrawal charges               X          n.a.         n.a.          n.a.        n.a.        n.a.
   because inapplicable to contract.

3. removed reference to transfer charges when           n.a.         n.a.         n.a.           X           X          n.a.
   inapplicable to contract

4. deleted partial year portfolio expense ratio           X            X            X            X           X           X
   disclosure before Portfolios' Operating
   Expenses Table in "Fee Table" applicable to
   2005

5. removed footnote in Portfolios' Operating              X            X            X            X           X           X
   Expenses Table regarding partial year waiver
   (See Comment 2)

6. added disclosure to reflect current waivers            X            X            X            X           X           X
   on limits on Purchase Payments in "IV. Basic
   Information - How Can I Invest Money in the
   Contract?"

7. Revised disclosure on transfers to the Fixed           X            X            X            X           X          n.a
   Investment Option and to Variable Investment
   Options "IV. Basic Information - How Can I
   Change my Contract's Investment Options?"

8. Added Strategic Rebalancing Program in "IV.          n.a.         n.a.         n.a.         X           X           X
   Basic Information - How Can I Change my
   Contract's Investment Options?" to reflect
   current practices

9. Removed a minimum dollar amount for the Dollar         X            X            X            X           X           X
   Cost Averaging Program in "IV. Basic
   Information - How Can I Change my Contract's
   Investment Allocations? - Dollar Cost Averaging
   Program"

10. Revised disclosure on partial withdrawal              X            X            X            X           X           X
   amounts

11. Revised disclosure on Impact of Divorce               X            X            X            X           X           X

                                   APPENDIX B

                                                                                   APPLICABLE TO:
                                                     --------------------------------------------------------------------------
                                                     REVOLUTION   REVOLUTION   REVOLUTION
NATURE OF REVISION                                     ACCESS       EXTRA       EXTRA II    DECLARATION   PATRIOT   MARKETPLACE
------------------                                   ----------   ----------   ----------   -----------   -------   -----------
12. Revised disclosure on systematic withdrawal           X            X            X            X           X           X
   plan to show current waivers of minimum amounts
   in "IV. Basic Information - How Can I Withdraw
   Money from My Contract?"

13. Modified disclosure on death benefits to show         X            X            X            X           X          n.a.
   that Spouse may not continue optional benefit
   riders, but the total value of the Contract
   includes amounts payable under any optional
   benefit Rider in "IV. Basic Information - What
   Happens if the Owner or the Annuitant Dies
   Before My Contract's Date of Maturity?"

14. Revised disclosure to financial ratings               X            X            X            X           X           X

15. Revised disclosure on Extra Credits in "Your        n.a.           X            X           n.a.        n.a.        n.a.
   Value in the Fixed Investment Options"

16. Reworded disclosure in "VII. The Annuity              X            X            X            X           X           X
   Period" - Selecting an Annuity Option" to
   clarify that an Owner may select only one
   annuity option if the Contract Value is less
   than $5,000.

17. In "X Other Information - Distribution of             X            X            X            X           X           X
   Contracts" revised disclosure on compensation
   to reflect current practices.


                                       2